Schedule of Investments August 31, 2020 (unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 88.5% (1)
Australia Power - 2.1% (1)
Spark Infrastructure Group	1,004,511	$1,649,368
Belgium Power - 1.2% (1)
Elia Group SA/NV	8,673	930,961
Canada Power - 8.3% (1)
Algonquin Power & Utilities Corp.	127,398	1,765,903
Innergex Renewable Energy Inc.	96,160	1,660,232
TransAlta Renewables, Inc.	262,049	3,202,408
		6,628,543
Denmark Power - 4.8% (1)
Orsted A/S	27,461	3,887,397
Germany Power - 3.1% (1)
Encavis AG	134,284	2,452,768
Hong Kong Power - 3.9% (1)
China Longyuan Power Group Corp. Ltd.	4,901,291	3,089,377
Hong Kong Transportation/Storage - 2.7% (1)
China Suntien Green Energy Corp. Ltd.	8,018,063	2,148,946
Italy Power - 6.1% (1)
ERG SpA	99,994	2,645,859
Terna - Rete Elettrica Nazionale SpA	313,870	2,270,765
		4,916,624
Japan Power - 2.1% (1)
RENOVA, Inc. (2)	153,905	1,650,840
Norway Power - 1.5% (1)
Scatec Solar ASA	55,666	1,208,537
Portugal Power - 6.2% (1)
EDP - Energias de Portugal, S.A.	631,719	3,211,376
REN - Redes Energeticas Nacionais SGPS SA	590,144	1,718,106
		4,929,482
Spain Power - 4.5% (1)
Iberdrola, S.A.	284,637	3,591,219
Thailand Power - 3.7% (1)
BCPG PCL	3,156,100	1,296,815
SPCG PCL	2,950,782	1,697,144
		2,993,959
United States Diversified Infrastructure - 8.7% (1)
NextEra Energy Partners LP	36,742	2,216,277
NextEra Energy, Inc.	17,156	4,789,441
		7,005,718
United States Power - 23.2% (1)
Atlantica Yield plc	77,212	2,318,676
Brookfield Renewable Partners LP	66,306	3,012,945
Covanta Holding Corporation	452,570	4,272,261
Edison International	58,493	3,069,713
Exelon Corporation	85,991	3,173,928
Public Service Enterprise Group Incorporated	52,726	2,754,406
		18,601,929
United States Solar - 6.4% (1)
Sunrun, Inc. (2)	91,163	5,155,723
Total Common Stock
(Cost $56,358,875)		70,841,391

Short-Term Investment - 2.0% (1)
United States Investment Company - 2.0% (1)
First American Government Obligations Fund, Class X, 0.07% (3)
(Cost $1,584,772)	1,584,772	1,584,772

Total Investments - 90.5% (1)
(Cost $57,943,647)		72,426,163
Other Assets in Excess of Liabilities, Net - 9.5%(1)		7,600,579
Total Net Assets - 100.0%(1)		$80,026,742

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2020.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
August 31, 2020

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	SSE PLC	8/17/2021	Pay	0.200% + Sterling Overnight Index Average	Monthly	72,324	$1,217,195	$(42,072)
Morgan Stanley	EDF	8/17/2021	Pay	0.200% + Euro Overnight Index Average	Monthly	133,289	1,400,046	(34,621)
Morgan Stanley	Power Grid Corporation of India LTD.	12/16/2020	Pay	1.400% + U.S. Federal Funds	Monthly	294,238	715,333	4,475
Morgan Stanley	Power Grid Corporation of India LTD.	12/16/2020	Pay	1.400% + U.S. Federal Funds	Monthly	256,740	624,170	5,947
Morgan Stanley	Power Grid Corporation of India LTD.	2/8/2022	Pay	0.300% + U.S. Federal Funds	Monthly	364,953	887,251	(53,066)
Morgan Stanley	Power Grid Corporation of India LTD.	2/8/2022	Pay	0.300% + U.S. Federal Funds	Monthly	433,076	1,052,868	(74,812)
Morgan Stanley	National Grid PLC	8/17/2021	Pay	0.200% + Sterling Overnight Index Average	Monthly	94,419	1,064,246	(62,302)
								$(256,451)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$37,391,913	$33,449,478	$-	$70,841,391
Short-Term Investment	1,584,772	-	-	1,584,772
Total Investments	$38,976,685	$33,449,478	$-	$72,426,163

As of August 31, 2020, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(256,451)	-	-	$(256,451)
Total Other Financial Instruments	$(256,451)	$-	$-	$(256,451)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.